Reporting entity (Tables)	12 Months Ended
Dec. 31, 2018
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Schedule of Significant Subsidiaries

The following are the significant subsidiaries in the Group included within these financial statements:

Name of Subsidiary	Country of Incorporation	Ownership Interest%
		2018	2017
Avianca Ecuador	Ecuador	99.62%	99.62%
Aerovias del Continente Americano S.A. (Avianca)	Colombia	99.98%	99.98%
Avianca, Inc.	EE.UU.	100%	100%
Avianca Leasing, LLC	EE.UU.	100%	100%
Grupo Taca Holdings Limited	Bahamas	100%	100%
Latin Airways Corp.	Panama	100%	100%
LifeMiles Ltd.	Bermuda	70%	70%
Avianca Costa Rica S.A.	Costa Rica	92.40%	92.40%
Taca International Airlines, S.A.	El Salvador	96.83%	96.84%
Tampa Cargo Logistics, Inc.	EE.UU.	99.98%	99.98%
Tampa Cargo S.A.S.	Colombia	99.98%	99.98%
Technical and Training Services, S.A. de C.V.	El Salvador	99%	99%
Avianca Peru S.A.	Perú	100%	100%
Vu–Marsat S.A.	Costa Rica	100%	100%

Summary of the Movements in the Financial Statements Due to the Sale and Corresponding Loss

The following is a summary of the movements in the financial statements due to the sale and corresponding loss of control of Getcom Int’l Investments S.L

Amount of cash in Getcom Int’l Investments S.L.	$1,764
Carrying amount of the Getcom Int’l Investments S.L. assets, without cash	20,561
Carrying amount of the Getcom Int’l Investments S.L. liabilities	(6,980)

Net Assets of the subsidiary	$15,345
Non-controlling interest	(7,674)

AVH participation	7,671

Received consideration:
Portion of the consideration consisting of cash	18,000
Portion of the consideration consisting of accounts receivables	250

Fair Value of the received consideration	$18,250

Gains on the sale of the subsidiary	$10,579

Schedule of Total Fleet Consisting

As of December 31, 2018 and 2017, Avianca Holdings S.A. had a total fleet consisting of:

	2018			2017
Aircraft	Owned/ Financial Lease	Operating Lease	Total	Owned/ Financial Lease	Operating Lease	Total
Airbus A-318	10	—	10	10	—	10
Airbus A-319	23	4	27	23	5	28
Airbus A-320	35	26	61	37	25	62
Airbus A-320 NEO	3	4	7	—	2	2
Airbus A-321	7	6	13	5	8	13
Airbus A-321 NEO	—	2	2	—	—	—
Airbus A-330	3	7	10	1	9	10
Airbus A-330F	6	—	6	6	—	6
Airbus A-300F-B4F	5	—	5	5	—	5
Boeing 787-8	8	5	13	7	5	12
ATR-42	2	—	2	2	—	2
ATR-72	15	—	15	15	—	15
Boeing 767F	2	—	2	2	—	2
Boeing 767	—	—	—	—	1	1
Cessna Grand Caravan	13	—	13	13	—	13
Embraer E-190	10	—	10	10	—	10

	142	54	196	136	55	191